RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Amounts due from and to related parties, excluding direct financing lease balances
The Consolidated Balance Sheets include the following amounts due from and to related parties and associated companies, excluding investment in direct financing lease balances. (Refer to Note 17: Investments in Sales-Type Leases, Direct Financing Leases and Leaseback Assets).

(in thousands of $)	2021	2020
Amounts due from:
Frontline Shipping	—	2,875
Frontline	3,633	3,202
Seadrill	3,643	3,613
Golden Ocean	4,453	—
Seatankers	77	—
River Box	5	—
Other related parties	1	2
Allowance for expected credit losses*	(3,255)	(1,974)
Total amount due from related parties	8,557	7,718
Loans to related parties - associated companies, long-term
River Box	45,000	45,000
SFL Hercules	†	78,910
Total loans to related parties - associated companies, long-term	45,000	123,910
Amounts due to:
Frontline Shipping	1,252	836
Frontline	2	1,826
Golden Ocean	36	23
Other related parties	5	39
Total amount due to related parties	1,295	2,724

*See Note 3: Recently Issued Accounting Standards and Note 27: Allowance for Expected Credit Losses.

† From August 27, 2021, SFL Hercules ceased to be accounted for as an associate and became consolidated by the Company (see more details further below).

Summary of leasing revenues earned from related parties
A summary of leasing revenues and repayments from Frontline Shipping, Golden Ocean and Seadrill is as follows:

(in millions of $)	2021	2020	2019
Golden Ocean:
Operating lease income	50.5	52.0	51.1
Profit share	9.8	—	0.8
Frontline Shipping:
Direct financing lease interest income	1.5	1.7	3.8
Direct financing lease service revenue	6.6	6.9	9.9
Direct financing lease repayments	6.3	6.5	7.9
Profit share	0.3	18.6	4.8
Seadrill:
Operating lease income	28.9	—	—

Schedule of related party transactions
In addition to leasing revenues and repayments, the Company incurred fees with related parties. The Company pays Frontline and its subsidiaries a management fee of 1.25% of chartering revenues in relation to two Suezmax tankers operating in the spot market and a fixed management fee of $150 per day in relation to four product tankers and three Suezmax tankers. The Company pays fees to Frontline Management for administrative services, including corporate services, and fees to Seatankers for the provision of advisory and support services. The Company also pays fees to Seatankers Management Norway AS for the provision of office facilities in Oslo, fees to Frontline Shipping Singapore Pte Ltd. for the provision of office facilities in Singapore, fees to Frontline Corporate Services Ltd for the provision of office facilities in London and Golden Ocean for administrative services.

	Year ended
(in thousands of $)	December 31, 2021	December 31, 2020	December 31, 2019
Frontline:
Vessel Management Fees	7,794	8,893	11,758
Newbuilding Supervision Fees	132	—	—
Commissions and Brokerage	260	364	291
Administration Services Fees	159	82	201
Golden Ocean:
Vessel Management Fees	20,440	20,496	20,440
Operating Management Fees	389	887	894
Administration Services Fees	56	70	30
Seatankers:
Administration Services Fees*	226	520	739
Front Ocean:
Administration Services Fees	23	—	—
Office Facilities:
Seatankers Management Norway AS	112	94	104
Frontline Management AS	252	186	198
Frontline Corporate Services Ltd.	187	226	212
Frontline Shipping Singapore Pte Ltd.	19	—	—

* During the year ended December 31, 2021, a credit note of $0.3 million was received in relation to 2020 fees paid.
The Company received the following interest income and loan repayments on the loan notes:

	Year ended
(in thousands of $)	December 31, 2021	December 31, 2020	December 31, 2019
Interest income
Frontline Shipping	—	82	734
Frontline	—	97	908
(in millions of $)
Loan repayments
Frontline Shipping*	—	8.9	—
Frontline	—	11.0	1.7
* Non amortizing loan note so there was no repayment received in 2019.
Dividends and interest income received from shares held in and secured notes issued by related parties:

	Year ended
(in thousands of $)	December 31, 2021	December 31, 2020	December 31, 2019
Dividends received
ADS Maritime Holding	—	2,930	261
Frontline	—	3,100	340
Golden Close	—	—	1,989
Interest income received
NorAm Drilling	443	420	459

Related party loans, associated companies	A summary of loans entered into with the associated companies are as follows:

(in millions of $)	River Box
Loans granted	45
Loans outstanding as of December 31, 2021	45

Interest income on related party loan notes
Interest income received on the loans to associated companies is as follows:

	Year ended
(in millions of $)	December 31, 2021	December 31, 2020	December 31, 2019
River Box	4.6	0.0	0.0
SFL Deepwater	0.0	3.8	5.1
SFL Hercules	2.4	3.6	3.6
SFL Linus	0.0	4.5	5.4